Share capital - Schedule of share capital (Details) £ / shares in Units, £ in Millions, shares in Millions			12 Months Ended
		May 22, 2017 £ / shares	Mar. 31, 2018 GBP (£) shares		Mar. 31, 2017 GBP (£) shares		Mar. 31, 2016 GBP (£) shares	May 21, 2017 £ / shares
Disclosure of classes of share capital [line items]
Equity, beginning balance			£ 20,384	[1]	£ 13,565		£ 11,974
Issued during the year in lieu of dividends	[2]		0		0		(1)
Equity, ending balance			£ 18,848	[3]	£ 20,384	[1]	£ 13,565
Share consolidation ratio		0.9167
Par value per share (per share) | £ / shares		£ 0.1139535						£ 0.1243129
Share capital
Disclosure of classes of share capital [line items]
Issued capital (in shares), beginning balance | shares			3,943		3,924
Issued during period, in lieu of dividends (in shares) | shares			23		19
Effect of share consolidation (in shares) | shares			(328)
Issued capital (in shares), ending balance | shares			3,638		3,943		3,924
Equity, beginning balance			£ 449		£ 447		£ 443
Issued during the year in lieu of dividends	[2]		3		2		4
Equity, ending balance			£ 452	[3]	£ 449		£ 447

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).
[2]	Included within the share premium account are costs associated with scrip dividends.
[3]	Refer to note 7 for the effect of the share consolidation and the special dividend.